S000093507 [Member] Expense Example - NT 1-10 Year Inflation-Linked Ladder ETF - NT 1-10 Year Inflation-Linked Ladder ETF	Aug. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32